INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
INCOME TAXES
11. INCOME TAXES

a)	Income tax expense

A reconciliation of income tax expense for continuing operations and the product of earnings from continuing operations before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Earnings before income taxes	$394,310	$196,079
Computed income tax expense at Canadian statutory rates (25%)	98,578	49,020
Non-deductible expenses/ Non-taxable (income)	(4,751)	6,683
Foreign tax rate differential	10,801	5,484
Current and deferred Ontario Mining Tax	12,190	9,814
Renouncement of flow through expenditures	—	2,990
Revision in estimates	74	(1,953)
Recognition of previously unrecognized deferred tax assets	—	(40,471)
Withholding taxes	2,737	7,406
Other	738	(224)
Income tax expense	$120,367	$38,749
Current income tax expense	40,743	44,223
Deferred tax (recovery) expense	$79,624	($5,474)

During the year ended December 31, 2018, the effective tax rate is 30.5% (December 31, 2017 - 19.8%).

During the year ended December 31, 2017, the Company recognized $40,471 of previously unrecognized deferred tax assets in the period that were acquired in a previous business combination. This deferred tax benefit was realized as a result of a change in expected future profits to be realized after a reorganization of the acquired corporate structure.

b)	Deferred income tax balances

The tax effect of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2018 and 2017 are as follows:

As at	December 31, 2018	December 31, 2017
Net deferred tax assets:
Financing costs	$206	$—
Employee provisions	2,148	—
Loss carry forwards	6,117	—
Mark to market adjustments	(753)	—
Other	78	—
	$7,796	$—

As at	December 31, 2018	December 31, 2017
Net deferred tax liabilities:
Mining interests and plant and equipment	($201,389)	($197,172)
Environmental rehabilitation provision	14,310	15,561
Financing costs	50	325
Ontario Mining Tax	(23,635)	(22,189)
Loss carry forwards	12,861	73,134
Inventory	(4,666)	(5,346)
Mark to market adjustments	(3,354)	(4,076)
Corporate minimum tax credits	—	2,403
Deferred revenue	(1,016)	(1,583)
Employee provisions	3,483	5,069
Other	(434)	229
	($203,790)	($133,645)

Changes in net deferred tax liabilities for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Balance, beginning of year	($133,645)	($132,079)
Recognized in net earnings from continuing operations	(79,624)	5,474
Recognized in equity	1,674	(3,758)
Recognized in discontinued operations	—	7,224
Foreign currency translation in other comprehensive income	15,601	(10,506)
Net deferred tax liabilities, end of year	($195,994)	($133,645)

At December 31, 2018, no deferred tax liabilities have been recognized in respect of the aggregate amount of $274,747 (December 31, 2017 - $102,737) of taxable temporary differences associated with investments in subsidiaries. The Company controls the timing and circumstances of the reversal of these differences, and the differences are not anticipated to reverse in the foreseeable future.

As at December 31, 2018, deferred income tax assets have not been recognized in respect of the following because it is not probable that future taxable profit will be available against which the Company can use the benefits:

As at	December 31, 2018	December 31, 2017
Capital loss carryforwards	$11,668	$—
Investment tax credits	$11,999	$13,072
Mining interests	$10,546	$11,489
Australian royalty tax	$299,029	$306,858

The temporary differences arising from investment tax credits have an expiry date of 2029 to 2030. The temporary differences arising from mineral properties, Australian royalty tax and capital losses carried forward have an indefinite expiry date.

As at December 31, 2018, the Company had the following Canadian and Australian income tax attributes to carry forward:

	Year ended December 31, 2018	Expiry
Canada
Non-capital losses	$22,777	2036-2038
Capital losses	$615	N/A
Tax basis of mining interest	$164,591	Indefinite
Tax basis of plant and equipment	$166,998	Indefinite
Financing costs	$206	2019-2022
Australia
Non-capital losses	$42,872	Indefinite
Tax basis of mining interests	$7,911	Indefinite
Tax basis of plant and equipment	$60,302	Indefinite